Summary of Changes in the Fair Value of the Warrants Liability (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Gem Warrants Liability [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Change in fair value, Beginning balance	$ 11,000	$ 15,000	$ 641,000
Change in fair value	(8,000)	(4,000)	626,000
Change in fair value, Ending balance	3,000	11,000	15,000
Change in fair value	$ 8,000	4,000	(626,000)
Public Warrants Liability [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Balance at December 31, 2023		$ 2,300	575,000
Change in fair value			(572,700)
Balance at December 31, 2024			$ 2,300